Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation
Share-based compensation
21	Share-based compensation
(a)	Share option plan

The Company’s 2010 Share Option Plan provides for the grant of incentive share options to the Company’s employees, officers, directors or consultants. The Company’s board of directors administers the 2010 Share Option Plan, selects the individuals to whom options will be granted, determines the number of options to be granted, and the term and exercise price of each option.

During the years ended December 31, 2020, 2021 and 2022, no share options were granted to non-employees, employees, officers and directors of the Group. The following table summarizes the share option activities for the years ended December 31, 2020, 2021 and 2022:

				Weighted
		Weighted	Weighted	average
	Number of	average	average	remaining	Aggregate
	share	exercise	grant date	contractual	intrinsic
	options	price	fair value	life	value
		US$	US$	years	US$’000
At January 1, 2020	667,867	8.16	N/A	5.27	1,807
Exercised	(235,765)	3.75	N/A	N/A	N/A
At December 31, 2020	432,102	10.56	N/A	4.28	4,578
Vested and expected to vest at December 31, 2020	430,569	5.10	14.51	5.09	5,215
Exercisable to vest at December 31, 2020	431,245	5.13	14.50	5.09	5,213
At January 1, 2021	432,102	10.56	N/A	4.28	4,578
Exercised	(117,788)	5.61	N/A	N/A	N/A
At December 31, 2021	314,314	12.41	N/A	3.31	1,601
Vested and expected to vest at December 31, 2021	312,876	4.90	15.25	3.73	1,601
Exercisable to vest at December 31, 2021	314,204	4.95	15.23	3.73	1,601
At January 1, 2022	314,314	12.41	N/A	3.31	1,601
Exercised	(25,341)	2.69	N/A	N/A	N/A
Forfeited	(14,143)	19.95	N/A	N/A	N/A
At December 31, 2022	274,830	12.92	N/A	2.69	17
Vested and expected to vest at December 31, 2022	273,392	4.33	15.37	2.69	17
Exercisable to vest at December 31, 2022	274,720	4.39	15.35	2.69	17

The aggregate intrinsic value in the table above represents the difference between the estimated fair values of the Company’s ordinary shares as of December 31, 2021 and 2022 and the exercise price.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values of options vested and recognized as expenses for the years ended December 31, 2020, 2021 and 2022 were US$107, US$4 and US$nil, respectively.

As of December 31, 2020, there was US$4 of unrecognized share-based compensation expenses related to share options, which were expected to be recognized over a weighted-average vesting period of 0.25 years. As of December 31, 2021 and 2022, there were no unrecognized share-based compensation expenses related to share options. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees. There were no grant or modification of share options during the years ended December 31, 2020, 2021 and 2022.

21	Share-based compensation (Continued)
(b)	Post-IPO share incentive plan

The Company’s post-IPO share incentive plan provides for the grant of incentive share options and RSUs to the Company’s employees, officers, directors or consultants. The Company’s board of directors administers the post-IPO share incentive plan, selects the individuals to whom options and RSUs will be granted, determines the number of options and RSUs to be granted, and the term and exercise price of each option and RSU.

During the years ended December 31, 2020, 2021 and 2022, the Company granted RSUs to non-employees, employees, officers and directors of the Group. The following table summarizes the activity of the service-based RSUs for the year ended December 31, 2020, 2021 and 2022:

		Weighted
		average
	Number of	grant date
	RSUs	fair value
At January 1, 2020	463,546	5.52
Granted (with a vesting period of 0 to 4 years)	1,180,295	7.83
Vested	(962,606)	6.55
Forfeited/expired (Note (ii))	(46,730)	7.26
At December 31, 2020	634,505	8.11
Expected to vest at December 31, 2020	620,245	8.83

At January 1, 2021	634,505	8.11
Granted (with a vesting period of 0 to 4 years)	716,265	15.73
Vested	(1,049,007)	11.32
Forfeited/expired (Note (ii))	(74,186)	12.73
At December 31, 2021	227,577	17.65
Expected to vest at December 31, 2021	209,878	19.07

At January 1, 2022	227,577	17.65
Granted (with a vesting period of 0 to 4 years)	301,850	5.62
Vested	(414,314)	8.78
Forfeited/expired (Note (ii))	(4,650)	12.53
At December 31, 2022	110,463	18.26
Expected to vest at December 31, 2022	92,900	17.91

Note:

(i)	All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values and intrinsic value of RSUs vested and recognized as expenses for the years ended December 31, 2020, 2021 and 2022 were US$6,142, US$11,965 and US$3,794 respectively.
(ii)	Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s expected forfeitures for RSUs granted, the directors of the Company estimated that its future forfeiture rate would be 1% for employees and 0% for non-employees in 2020, 2021 and 2022, respectively.
21	Share-based compensation (Continued)
(b)	Post-IPO share incentive plan (Continued)

Note: (Continued)

(iii)	During the years ended December 31, 2019 and 2020, the Company has granted RSUs which are subject to certain market conditions based on achievement of stock prices of the Company. The Company determines the fair value of these RSUs as of the date of grant or modification using the Monte Carlo simulation model which utilizes multiple input variables to determine the stock-based compensation expense with the following assumptions: historical volatility ranging from 37.36% to 62.89%, 0% dividend yield, and risk-free interest rates ranging from 0.1%% to 1.67%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period as of the date of grant or modification. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period.
(c)	Issuance of warrants to an external consultant

In 2019, pursuant to the agreement executed between the Company and an external consultant (“Warrant Agreement”), the Company shall issue warrants to purchase up to 4,651,162 ADSs (“Warrants”) to the external consultant in exchange for its financial advisory services which the Warrants shall be vested upon the completion of raising a minimum of US$20,000 by the Company through issuing convertible notes or any equivalent financial instruments. In 2022, as a result of the change in the ADS conversion ratio from one ADS representing one-half of Class A ordinary share to one ADS representing five Class A ordinary shares, the number of ADSs that can be purchased upon exercise of the warrants was changed from 4,651,162 ADSs to 11,627,905 ADSs.

On December 9, 2019, the Company, based on the Warrant Agreement, issued the Warrants to the external consultant as the Company was able to successfully issue the November 2019 Notes. The exercise period of the Warrants commenced on December 16, 2020 at an exercise price of US$4.30 per ADS and was expired on December 16, 2022. In accordance with ASC 718, the measurement date for the vested warrants was December 9, 2019. The warrants issued to the consultant are classified as equity awards and measured based on the measurement date fair value of US$0.709 per warrant. During the years ended December 31, 2020, 2021 and 2022, no warrants were exercised.

Since all of the warrants granted were immediately vested, compensation expense of US$3,298 was immediately recognized with a corresponding credit to additional paid-in capital during the year ended December 31, 2019.

The fair value of the warrants granted on December 9, 2019 was estimated by using the binomial option pricing model with the following assumptions:

Volatility	42.1%
Risk-free interest rate	1.6%
Expected dividend yield	0.0%
Expected warrant life	3.0	years
Expected forfeiture rate	0.0%

21	Share-based compensation (Continued)

(d)	Issuance of shares to Baozun

Pursuant to the share subscription agreement entered into between Baozun Inc. and iClick (Note 1(d)), Baozun has subscribed for 649,349 newly issued Class B ordinary shares. The Class B ordinary shares were issued to Baozun at US$26.52 per share, which was at discount as compared to the fair value of US$28.88 (i.e. based on the closing stock price as of the date of share issuance). The discount of US$1,530 represented an incentive to Baozun to enter into the strategic cooperation framework agreement with the Company, which was recognized as share-based compensation expense in the consolidated statements of comprehensive loss during the year ended December 31, 2021.

(e)	Total share-based compensation costs

Total share-based compensation costs recognized for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the years ended December 31,
	2020	2021	2022
Cost of revenues	5	12	18
Research and development	92	221	337
Sales and marketing	2,707	9,991	1,743
General and administrative	3,445	3,275	1,696
Total	6,249	13,499	3,794